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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-06463

                         AIM International Mutual Funds
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
              (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 01/31/08

Item 1.  Schedule of Investments.

                          AIM ASIA PACIFIC GROWTH FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               APG-QTR-1 1/08             A I M Advisors, Inc.

AIM Asia Pacific Growth Fund

SCHEDULE OF INVESTMENTS(a)
January 31, 2008
(Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-95.96%
AUSTRALIA-12.44%
Australia and New Zealand Banking Group
   Ltd. (Diversified Banks) (b)                           220,958   $  5,244,777
BHP Billiton Ltd. (Diversified Metals &
   Mining) (b)(c)                                         392,900     13,199,203
Boart Longyear Group (Construction &
   Engineering)  (Acquired 04/04/07; Cost
   $5,262,233)(b)(d)(e)                                 3,500,000      6,362,169
Boart Longyear Group (Construction &
   Engineering) (b)(e)                                  2,648,000      4,813,435
Computershare Ltd. (Data Processing &
   Outsourced Services) (b)(c)                          1,336,200      9,635,476
CSL Ltd. (Biotechnology) (b)(c)                           468,966     14,596,699
QBE Insurance Group Ltd. (Property &
   Casualty Insurance) (b)                                243,000      6,170,755
Ramsay Health Care Ltd. (Health Care
   Facilities) (b)(c)                                     465,700      4,691,328
Toll Holdings Ltd. (Air Freight &
   Logistics) (b)(c)                                      634,000      6,326,054
United Group Ltd. (Construction &
   Engineering) (b)                                       338,800      4,657,676
Woolworths Ltd. (Food Retail) (b)                         217,200      5,667,687
                                                                    ------------
                                                                      81,365,259
                                                                    ------------
CHINA-11.43%
China Green (Holdings) Ltd. (Agricultural
   Products) (b)                                        4,656,000      4,816,395
China LotSynergy Holdings Ltd. (Internet
   Software & Services) (b)(e)                         58,144,000      3,557,244
Cnooc Ltd. -ADR (Oil & Gas Exploration &
   Production)                                             81,300     11,847,849
Haitian International Holdings Ltd.
   (Industrial Machinery)                               5,648,000      3,223,310
Kingdee International Software Group Co.
   Ltd. (Application Software)                          8,799,500      5,981,103
Kowloon Development Co. Ltd. (Real Estate
   Management & Development) (b)                        4,223,000      9,594,816
Mingyuan Medicare Development Co. Ltd.
   (Technology Distributors) (b)                       40,610,000      6,319,531
Minth Group Ltd. (Auto Parts & Equipment)
   (b)                                                  3,320,000      3,746,597
Stella International Holdings Ltd.
   (Footwear) (b)                                       4,233,500      7,668,952
Xinyi Glass Holdings Co. Ltd. (Auto Parts &
   Equipment) (b)                                       9,908,000      8,054,266
Xiwang Sugar Holdings Co. Ltd. (Packaged
   Foods & Meats) (b)                                  12,484,000      4,802,049

                                                         SHARES         VALUE
                                                      -----------   ------------
CHINA-(CONTINUED)
Yantai North Andre Juice Co. Ltd. -Class H
   (Packaged Foods & Meats) (b)                        65,021,000   $  5,191,261
                                                                    ------------
                                                                      74,803,373
                                                                    ------------
HONG KONG-12.74%
Champion Real Estate Investment Trust
   (Office REIT's)  (Acquired 05/16/06;
   Cost $1,993,400)(b)(d)                               3,000,000      1,660,732
Champion Real Estate Investment Trust
   (Office REIT's) (b)                                  1,800,000        996,439
Cheung Kong (Holdings) Ltd. (Real Estate
   Management & Development) (b)                          724,000     11,742,234
Dickson Concepts (International) Ltd.
   (Apparel Retail) (b)                                 5,426,000      4,034,476
Esprit Holdings Ltd. (Apparel Retail) (b)                 913,500     11,880,170
eSun Holdings Ltd. (Movies & Entertainment)
   (e)(f)                                              11,414,000      5,855,248
Hopewell Holdings Ltd. (Highways &
   Railtracks) (b)                                      1,092,000      4,787,040
Hutchison Whampoa Ltd. (Industrial
   Conglomerates) (b)                                   1,254,000     12,311,839
Li & Fung Ltd. (Distributors) (b)                       2,662,200     10,238,879
Paliburg Holdings Ltd. (Hotels, Resorts &
   Cruise Lines) (b)                                  116,132,400      3,231,438
Paliburg Holdings Ltd. -Wts. Expiring
   11/08/10 (Hotels, Resorts & Cruise
   Lines)  (Acquired 10/12/07; Cost
   $0)(d)(e)(f)(g)                                     12,903,600          9,929
Regal Hotels International Holdings Ltd.
   (Hotels, Resorts & Cruise Lines) (b)               113,440,000      7,971,599
Transport International Holdings Ltd.
   (Trucking) (b)                                         418,400      1,853,622
Wing Hang Bank Ltd. (Diversified Banks) (b)               524,000      6,770,766
                                                                    ------------
                                                                      83,344,411
                                                                    ------------
INDIA-4.95%
Bharat Heavy Electricals Ltd. (Heavy
   Electrical Equipment) (b)                              235,400     12,361,967
Grasim Industries Ltd. (Construction
   Materials) (b)                                          73,800      5,568,029
Infosys Technologies Ltd. (IT Consulting &
   Other Services) (b)                                    222,656      8,358,859
Maruti Suzuki India Ltd. (Automobile
   Manufacturers) (b)                                     280,900      6,114,374
                                                                    ------------
                                                                      32,403,229
                                                                    ------------

AIM Asia Pacific Growth Fund

                                                         SHARES         VALUE
                                                      -----------   ------------
INDONESIA-4.82%
PT Astra International Tbk (Automobile
   Manufacturers) (b)                                   5,216,000   $ 15,702,890
PT Indocement Tunggal Prakarsa Tbk
   (Construction Materials) (b)                         3,953,000      3,371,677
PT Summarecon Agung Tbk (Real Estate
   Management & Development) (b)                       36,707,500      4,427,857
PT Telekomunikasi Indonesia -Series B
   (Integrated Telecommunication Services)
   (b)                                                  7,920,000      8,018,711
                                                                    ------------
                                                                      31,521,135
                                                                    ------------
MALAYSIA-12.37%
Bumiputra-Commerce Holdings Berhad
   (Diversified Banks) (b)                              1,950,100      6,242,208
Digi.com Berhad (Wireless Telecommunication
   Services) (b)                                          970,000      7,270,207
Goldis Berhad (Pharmaceuticals)                         6,047,000      3,681,839
Kossan Rubber Industries Berhad (Commodity
   Chemicals) (b)                                       6,177,100      7,206,172
Public Bank Berhad (Diversified Banks) (b)              3,252,000     11,570,839
SP Setia Berhad (Real Estate Management &
   Development) (b)                                    10,007,400     15,536,338
WCT Engineering Berhad (Construction &
   Engineering) (b)                                     8,055,433     22,941,628
YTL Cement Berhad (Construction Materials)
   (b)                                                  4,163,000      6,451,835
                                                                    ------------
                                                                      80,901,066
                                                                    ------------
PHILIPPINES-7.24%
First Gen Corp. (Independent Power
   Producers & Energy Traders)  (Acquired
   01/19/07; Cost $2,223,208)(b)(d)                     1,962,600      2,232,437
First Gen Corp. (Independent Power
   Producers & Energy Traders) (b)                      1,573,900      1,790,295
First Philippine Holdings (Electric
   Utilities) (b)                                       3,092,500      3,929,521
GMA Network Inc. -PDR (Broadcasting & Cable
   TV)  (Acquired 07/16/07; Cost
   $275,621)(b)(d)(e)(h)                                1,468,000        218,839
GMA Network Inc. -PDR (Broadcasting & Cable
   TV) (b)(e)(h)                                       48,013,000      7,157,446
Megaworld Corp. (Real Estate Management &
   Development) (b)                                    73,289,000      5,132,904
Philippine Long Distance Telephone Co.
   (Wireless Telecommunication Services) (b)              102,000      7,610,109
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders) (b)               32,261,000      4,829,254
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders)
   (Acquired 12/04/06; Cost $152,259)(b)(d)             2,335,000        349,534
SM Investments Corp. (Industrial
   Conglomerates) (b)                                   1,876,255     14,113,478
                                                                    ------------
                                                                      47,363,817
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
SINGAPORE-5.70%
Ezra Holdings Ltd. (Oil & Gas Equipment &
   Services) (b)                                        9,094,000   $ 14,979,707
Keppel Corp. Ltd. (Industrial
   Conglomerates) (b)                                   1,484,000     12,132,169
United Overseas Bank Ltd. (Diversified
   Banks) (b)                                             821,000     10,165,150
                                                                    ------------
                                                                      37,277,026
                                                                    ------------
SOUTH KOREA-11.17%
CJ CheilJedang Corp. (Packaged Foods &
   Meats) (b)(e)                                           23,054      7,159,856
CJ Corp. (Industrial Conglomerates) (b)(e)                 30,195      2,266,294
Daegu Bank (Regional Banks) (b)                           503,800      7,403,533
Hana Financial Group Inc. (Diversified
   Banks)                                                 266,527     12,997,182
Hyundai Department Store Co., Ltd.
   (Department Stores) (e)                                 78,190      7,460,087
Hyundai Development Co. (Construction &
   Engineering) (b)                                        70,550      5,081,459
Hyundai H&S Co., Ltd. (Distributors) (b)                   40,710      3,772,824
Hyundai Mipo Dockyard Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks) (b)                                             13,200      2,534,576
Joongang Construction Co., Ltd.
   (Construction & Engineering) (b)                       241,550      3,482,556
Lotte Confectionery Co., Ltd. (Packaged
   Foods & Meats) (b)                                       4,255      6,811,144
Sung Kwang Bend Co., Ltd. (Building
   Products) (b)                                          239,880      4,527,228
Taegu Department Store Co., Ltd.
   (Department Stores) (b)                                347,300      5,412,200
TechnoSemiChem Co., Ltd. (Commodity
   Chemicals) (b)                                         194,076      4,195,938
                                                                    ------------
                                                                      73,104,877
                                                                    ------------
TAIWAN-7.69%
Basso Industry Corp. (Household Appliances)
   (b)                                                  2,841,000      3,451,615
Delta Electronics Inc. (Electronic
   Equipment Manufacturers) (b)                         3,046,250      7,702,846
Hon Hai Precision Industry Co., Ltd.
   (Electronic Manufacturing Services) (b)              2,020,216     10,931,102
Hung Poo Real Estate Development Corp.
   (Real Estate Management & Development)               6,485,580      7,846,273
MediaTek Inc. (Semiconductors)                            550,385      5,366,228
Taiwan Mobile Co., Ltd. (Wireless
   Telecommunication Services)                          3,116,000      4,457,797
Taiwan Semiconductor Manufacturing Co. Ltd.
   (Semiconductors) (b)                                 2,291,073      4,361,857
Wistron Corp. (Computer Hardware) (b)                   4,083,305      6,195,822
                                                                    ------------
                                                                      50,313,540
                                                                    ------------
THAILAND-5.41%
Kasikornbank PCL (Diversified Banks) (b)                2,417,000      6,296,394

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Asia Pacific Growth Fund

                                                         SHARES         VALUE
                                                      -----------   ------------
THAILAND-(CONTINUED)
Major Cineplex Group PCL (Movies &
   Entertainment) (b)                                   6,775,900   $  3,519,222
Siam Commercial Bank PCL (Diversified
   Banks) (b)                                           4,966,000     11,502,915
Thai Oil PCL (Oil & Gas Refining &
   Marketing) (b)                                       3,863,700      8,956,137
Thai Stanley Electric PCL (Auto Parts &
   Equipment)                                              51,000        219,255
Thai Stanley Electric PCL -Class F (Auto
   Parts & Equipment)                                   1,138,000      4,892,401
                                                                    ------------
                                                                      35,386,324
                                                                    ------------
   Total Foreign Common Stocks & Other
      Equity Interests
      (Cost $478,775,673)                                            627,784,057
                                                                    ------------
MONEY MARKET FUNDS-1.36%
Liquid Assets Portfolio -Institutional
   Class(i)                                             4,455,012      4,455,012
Premier Portfolio -Institutional Class(i)               4,455,012      4,455,012
                                                                    ------------
   Total Money Market Funds
      (Cost $8,910,024)                                                8,910,024
                                                                    ------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-97.32%
   (Cost $487,685,697)                                               636,694,081
                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-4.60%
Liquid Assets Portfolio -Institutional Class
   (Cost $30,081,292)(i)(j)                            30,081,292     30,081,292
                                                                    ------------
TOTAL INVESTMENTS-101.92%
   (Cost $517,766,989)                                               666,775,373
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(1.92)%                                (12,577,184)
                                                                    ------------
NET ASSETS-100.00%                                                  $654,198,189
                                                                    ============

Investment Abbreviations:

ADR  -- American Depositary Receipt

PDR  -- Phillipine Deposit Receipt

REIT -- Real Estate Investment Trust

Wts. -- Warrants

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $553,945,556, which represented 84.68% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at January 31, 2008.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2008 was $10,833,640, which represented 1.66% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)  Non-income producing security.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2008 was $5,865,177, which represented 0.90% of the Fund's Net Assets. See Note 1A.

(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at January 31, 2008 represented 0.00% of the Fund's Net Assets.

(h) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2008 was $7,376,285, which represented 1.13% of the Fund's Net Assets. See Note 2.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Asia Pacific Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Asia Pacific Growth Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Asia Pacific Growth Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                                                                    CHANGE IN
                                                                   UNREALIZED
                       VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND
FUND                 10/31/07        AT COST         SALES       (DEPRECIATION)     01/31/08      INCOME
----               ------------   ------------   -------------   --------------   -----------   ----------
Liquid Assets
   Portfolio-
   Institutional
   Class            $30,268,670    $18,817,570   $(44,631,228)         $--         $4,455,012    $252,890

Premier
   Portfolio-
   Institutional
   Class             30,268,670     18,817,570    (44,631,228)          --          4,455,012     254,746
                    -----------    -----------   ------------          ---         ----------    --------
   SUBTOTAL         $60,537,340    $37,635,140   $(89,262,456)         $--         $8,910,024    $507,636
                    ===========    ===========   ============          ===         ==========    ========

                                                                    CHANGE IN
                                                                   UNREALIZED
                       VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND
FUND                 10/31/07        AT COST         SALES       (DEPRECIATION)     01/31/08      INCOME*
----               ------------   ------------   -------------   --------------   -----------   ----------
Liquid Assets
   Portfolio-
   Institutional
   Class            $51,548,164    $46,325,986   $(67,792,858)         $--        $30,081,292     $63,049

*    Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended January 31, 2008.

                                                                         CHANGE IN
                                                                        UNREALIZED                                REALIZED
                            VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      GAIN
FUND                      10/31/07        AT COST         SALES       (DEPRECIATION)     01/31/08      INCOME      (LOSS)
----                    ------------   ------------   -------------   --------------   -----------   ----------   --------
GMA Network Inc.
   (Cost $10,962,190)   $  9,499,447    $   343,159   $          --    $(2,466,321)    $ 7,376,285    $     --       $--
                        ------------    -----------   -------------    -----------     -----------    --------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES     $121,584,951    $84,304,285   $(157,055,314)   $(2,466,321)    $46,367,601    $570,685       $--
                        ============    ===========   =============    ===========     ===========    ========       ===

AIM Asia Pacific Growth Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2008, securities with an aggregate value of $28,514,292 were on loan to brokers. The loans were secured by cash collateral of $30,081,292 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2008, the Fund received dividends on cash collateral investments of $63,049 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $58,229,199 and $76,833,982, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $179,204,063
Aggregate unrealized (depreciation) of investment securities    (30,514,498)
                                                               ------------
Net unrealized appreciation of investment securities           $148,689,565
                                                               ============

Cost of investments for tax purposes is $518,085,808

                            AIM EUROPEAN GROWTH FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               EGR-QTR-1 1/08             A I M Advisors, Inc.

AIM EUROPEAN GROWTH FUND

SCHEDULE OF INVESTMENTS (a)
January 31, 2008
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-91.56%
BELGIUM-3.86%
Colruyt S.A. (Food Retail) (b)                           68,300   $   17,189,977
InBev N.V. (Brewers) (b)                                316,586       26,075,896
KBC Groep N.V. (Diversified Banks) (b)                  112,324       14,324,093
                                                                  --------------
                                                                      57,589,966
                                                                  --------------
CYPRUS-1.08%
Bank of Cyprus (Diversified Banks) (b)                1,019,090       16,173,550
                                                                  --------------
DENMARK-1.39%
Novo Nordisk A.S. -Class B
   (Pharmaceuticals) (b)                                330,066       20,737,891
                                                                  --------------
FINLAND-1.70%
Nokia Oyj (Communications Equipment) (b)                214,222        7,759,049
Nokia Renkaat Oyj (Tires & Rubber) (b)(c)               517,950       17,602,121
                                                                  --------------
                                                                      25,361,170
                                                                  --------------
FRANCE-6.30%
Axa (Multi-Line Insurance) (b)                          439,967       15,083,081
BNP Paribas (Diversified Banks) (b)                     231,496       22,889,181
Cap Gemini S.A. (IT Consulting & Other
   Services) (b)                                        237,883       12,943,407
Rhodia S.A. (Specialty Chemicals) (b)(d)                353,439        9,861,022
Schneider Electric S.A. (Electrical
   Components & Equipment) (b)                          107,506       12,469,070
Total S.A. (Integrated Oil & Gas) (b)                   286,292       20,768,404
                                                                  --------------
                                                                      94,014,165
                                                                  --------------
GERMANY-14.53%
Bayer A.G. (Diversified Chemicals) (b)                  307,929       25,334,176
Commerzbank A.G. (Diversified Banks) (b)                325,073        9,928,771
Continental A.G. (Tires & Rubber) (b)                   126,852       13,173,890
Daimler A.G. (Automobile Manufacturers) (b)             291,550       22,809,576
Deutsche Boerse A.G. (Specialized Finance)
   (b)                                                  185,000       32,683,869
MAN A.G. (Industrial Machinery) (b)                      89,986       11,177,160
Merck KGaA (Pharmaceuticals) (b)                        123,319       15,267,879
MTU Aero Engines Holding A.G. (Aerospace &
   Defense) (b)                                         396,753       21,267,990
Puma A.G. Rudolf Dassler Sport (Footwear)
   (b)                                                   72,448       26,156,786
Siemens A.G. (Industrial Conglomerates) (b)             194,885       25,254,584

                                                       SHARES          VALUE
                                                    -----------   --------------
GERMANY-(CONTINUED)
Symrise A.G. (Specialty Chemicals) (b)(d)               553,859   $   13,856,176
                                                                  --------------
                                                                     216,910,857
                                                                  --------------
GREECE-4.26%
Intralot S.A. Integrated Lottery (Casinos &
   Gaming) (b)                                        1,911,298       32,375,381
OPAP S.A. (Casinos & Gaming) (b)                        341,160       11,931,612
OPAP S.A. (Casinos & Gaming)  (Acquired
   07/14/03; Cost $1,109,094)(b)(e)                     104,000        3,637,260
Titan Cement Co. (Construction Materials)
   (b)                                                  343,029       15,638,537
                                                                  --------------
                                                                      63,582,790
                                                                  --------------
HUNGARY-1.42%
OTP Bank Nyrt. (Diversified Banks) (b)(c)               179,189        7,722,244
Richter Gedeon Nyrt. (Pharmaceuticals) (b)               60,418       13,467,785
                                                                  --------------
                                                                      21,190,029
                                                                  --------------
IRELAND-4.28%
Anglo Irish Bank Corp. PLC (Diversified
   Banks) (b)(c)                                      1,748,726       24,645,090
CRH PLC (Construction Materials)                        396,332       14,890,085
IAWS Group PLC (Packaged Foods & Meats)
   (b)(c)                                               745,889       15,287,490
Smurfit Kappa Group PLC (Paper Packaging)
   (d)                                                  670,558        9,087,830
                                                                  --------------
                                                                      63,910,495
                                                                  --------------
ITALY-2.12%
Eni S.p.A. (Integrated Oil & Gas) (b)                   577,877       18,625,835
Finmeccanica S.p.A. (Aerospace & Defense)
   (b)                                                  436,601       13,073,943
                                                                  --------------
                                                                      31,699,778
                                                                  --------------
NETHERLANDS-6.78%
Aalberts Industries N.V. (Industrial
   Machinery) (b)                                     1,009,744       17,602,891
Heineken Holding N.V. (Brewers) (b)                     294,869       15,031,451
Koninklijke BAM Groep N.V. (Construction &
   Engineering) (b)                                     988,485       18,677,129
TNT N.V. (Air Freight & Logistics) (b)                  442,840       16,405,604
TomTom N.V. (Consumer Electronics) (b)(c)(d)            228,709       12,628,740
USG People N.V. (Human Resource &
   Employment Services) (b)                           1,002,164       20,954,563
                                                                  --------------
                                                                     101,300,378
                                                                  --------------

AIM EUROPEAN GROWTH FUND

                                                       SHARES          VALUE
                                                    -----------   --------------
NORWAY-2.44%
Cermaq A.S.A. (Packaged Foods & Meats)
   (b)(c)                                               750,785   $    7,646,793
Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services) (b)                            902,682       19,472,375
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
   Equipment & Services) (b)(c)(d)                      754,576        9,345,612
                                                                  --------------
                                                                      36,464,780
                                                                  --------------
RUSSIA-2.01%
Vimpel-Communications -ADR (Wireless
   Telecommunication Services)                          869,606       29,949,231
SPAIN-1.60%
Banco Santander S.A. (Diversified Banks) (b)            735,324       12,899,465
Telefonica S.A. (Integrated
   Telecommunication Services) (b)                      376,042       11,012,393
                                                                  --------------
                                                                      23,911,858
                                                                  --------------
SWEDEN-3.86%
Assa Abloy A.B. -Class B (Building
   Products) (b)(c)                                     858,711       14,990,512
Intrum Justitia A.B. (Diversified
   Commercial & Professional Services) (b)              987,725       15,754,981
Oriflame Cosmetics S.A.-SDR (Personal
   Products)                                            358,150       19,534,431
Swedish Match A.B. (Tobacco) (b)                        333,985        7,384,541
                                                                  --------------
                                                                      57,664,465
                                                                  --------------
SWITZERLAND-11.18%
Bucher Industries A.G. (Construction & Farm
   Machinery & Heavy Trucks) (b)                         71,700       16,026,436
Compagnie Financiere Richemont S.A. -Class
   A (Apparel, Accessories & Luxury Goods)
   (b)(f)                                               226,225       12,937,076
Credit Suisse Group (Diversified Capital
   Markets) (b)                                         256,276       14,522,803
Nestle S.A. (Packaged Foods & Meats)                     61,277       27,384,151
Rieter Holding A.G. (Auto Parts &
   Equipment) (b)                                        25,876        9,386,311
Roche Holding A.G. (Pharmaceuticals)                    180,409       32,683,274
Sonova Holding A.G. (Health Care Equipment)
   (b)(c)                                               155,000       13,887,301
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals)                                           107,547       28,359,451
UBS A.G. (Diversified Capital Markets) (b)              282,581       11,692,943
                                                                  --------------
                                                                     166,879,746
                                                                  --------------
TURKEY-1.79%
Akbank T.A.S. (Diversified Banks) (b)                 2,495,993       14,562,336
Tupras-Turkiye Petrol Rafinerileri A.S.
   (Oil & Gas Refining & Marketing) (b)                 475,398       12,196,893
                                                                  --------------
                                                                      26,759,229
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
UNITED KINGDOM-20.96%
Amlin PLC (Multi-Line Insurance) (b)                  2,554,450   $   13,556,857
Aviva PLC (Multi-Line Insurance) (b)                  1,021,046       12,788,969
Balfour Beatty PLC (Construction &
   Engineering)                                       1,766,700       14,852,305
Bunzl PLC (Trading Companies &
   Distributors) (b)                                  1,360,864       17,135,404
Capita Group PLC (Human Resource &
   Employment Services) (b)                           1,364,129       17,872,238
Enterprise Inns PLC (Restaurants) (b)                   982,226        8,765,441
Homeserve PLC (Diversified Commercial &
   Professional Services) (b)(c)                        469,902       15,601,934
IG Group Holdings PLC (Specialized Finance)           1,270,811        9,198,770
Imperial Tobacco Group PLC (Tobacco)                    520,261       25,347,480
Inchcape PLC (Distributors) (b)                       1,371,180       10,214,654
Informa PLC (Publishing) (b)                          2,073,141       16,187,033
International Power PLC (Independent Power
   Producers & Energy Traders)                        2,511,089       19,924,271
Mitie Group PLC (Environmental & Facilities
   Services) (b)                                      2,919,500       14,115,179
Punch Taverns PLC (Restaurants) (b)                     524,640        7,315,706
Reckitt Benckiser Group PLC (Household
   Products) (b)                                        257,245       13,466,132
Shire PLC (Pharmaceuticals) (b)                       1,105,300       19,707,890
Tesco PLC (Food Retail) (b)                           1,308,319       10,915,941
Ultra Electronics Holdings PLC (Aerospace &
   Defense)                                             547,110       12,076,611
United Business Media PLC (Publishing) (b)            1,337,221       14,655,523
Vedanta Resources PLC (Diversified Metals &
   Mining) (b)                                          343,725       12,482,954
WPP Group PLC (Advertising) (b)(c)                    2,164,780       26,716,016
                                                                  --------------
                                                                     312,897,308
                                                                  --------------
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $945,844,812)                                       1,366,997,686
                                                                  --------------
FOREIGN PREFERRED STOCKS-3.77%
GERMANY-3.77%
Henkel KGaA -Pfd. (Household Products) (b)              452,346       20,708,923
Porsche Automobil Holding S.E. -Pfd.
   (Automobile Manufacturers) (b)(c)                     19,808       35,638,365
      Total Foreign Preferred Stocks
         (Cost $36,016,530)                                           56,347,288
                                                                  --------------
MONEY MARKET FUNDS-2.68%
Liquid Assets Portfolio -Institutional
   Class(g)                                          19,972,983       19,972,983
Premier Portfolio -Institutional Class(g)            19,972,983       19,972,983
      Total Money Market Funds
         (Cost $39,945,966)                                           39,945,966
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-98.01%
   (Cost $1,021,807,308)                                           1,463,290,940
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM EUROPEAN GROWTH FUND

                                                       SHARES          VALUE
                                                    -----------   --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-5.54%
Liquid Assets Portfolio -Institutional Class
   (Cost $82,657,271)(g)(h)                          82,657,271   $   82,657,271
                                                                  --------------
TOTAL INVESTMENTS-103.55%
   (Cost $1,104,464,579)                                           1,545,948,211
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(3.55)%                                (52,959,001)
                                                                  --------------
NET ASSETS-100.00%                                                $1,492,989,210
                                                                  ==============

Investment Abbreviations:

ADR  -- American Depositary Receipt

Pfd. -- Preferred

SDR  -- Swedish Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $1,180,057,084, which represented 79.04% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at January 31, 2008.

(d)  Non-income producing security.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at January 31, 2008 represented 0.24% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(f) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM EUROPEAN GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM EUROPEAN GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM EUROPEAN GROWTH FUND

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                VALUE        PURCHASES       PROCEEDS         VALUE       DIVIDEND
FUND                          10/31/07        AT COST       FROM SALES      01/31/08       INCOME
----                        ------------   ------------   -------------   ------------   ----------
Liquid Assets
   Portfolio -
   Institutional Class       $38,203,361    $31,950,791   $ (50,181,169)   $19,972,983    $459,253
Premier
   Portfolio-
   Institutional Class        38,203,361     31,950,791     (50,181,169)    19,972,983     463,163
                             -----------    -----------   -------------    -----------    --------
   SUBTOTAL                  $76,406,722    $63,901,582   $(100,362,338)   $39,945,966    $922,416
                             -----------    -----------   -------------    -----------    --------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                VALUE        PURCHASES       PROCEEDS         VALUE       DIVIDEND
FUND                          10/31/07        AT COST       FROM SALES      01/31/08      INCOME*
-------------------------   ------------   ------------   -------------   ------------   ----------
Liquid Assets
   Portfolio -
   Institutional Class      $ 96,295,345   $180,794,735   $(194,432,809)  $ 82,657,271   $  311,671
                            ------------   ------------   -------------   ------------   ----------
      TOTAL INVESTMENTS
         IN AFFILIATES      $172,702,067   $244,696,317   $(294,795,147)  $122,603,237   $1,234,087
                            ============   ============   =============   ============   ==========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2008, securities with an aggregate value of $77,159,267 were on loan to brokers. The loans were secured by cash collateral of $82,657,271 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2008, the Fund received dividends on cash collateral investments of $311,671 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $51,639,197 and $121,004,767, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $501,285,593
Aggregate unrealized (depreciation) of investment securities    (59,963,753)
                                                               ------------
Net unrealized appreciation of investment securities           $441,321,840
                                                               ============

Cost of investments for tax purposes is $1,104,626,371.

                          AIM GLOBAL AGGRESSIVE GROWTH FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               GLA-QTR-1 1/08             A I M Advisors, Inc.

AIM Global Aggressive Growth Fund

SCHEDULE OF INVESTMENTS(a)
January 31, 2008
(Unaudited)

                                                         SHARES          VALUE
                                                      -----------   --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-63.51%
BRAZIL-2.39%
Gafisa S.A. (Homebuilding)                                636,400   $   10,965,049
Unibanco-Uniao de Bancos Brasileiros S.A.
   -GDR (Diversified Banks)                               103,200       13,498,560
                                                                    --------------
                                                                        24,463,609
                                                                    --------------
CANADA-4.51%
Astral Media Inc. (Broadcasting & Cable TV)               158,400        6,530,333
Onex Corp. (Multi-Sector Holdings)                        277,600        8,376,100
Power Financial Corp. (Life & Health
   Insurance) (b)                                         263,200        9,537,789
Sherritt International Corp. (Diversified
   Metals & Mining)                                       823,684       11,114,238
Shoppers Drug Mart Corp. (Drug Retail)
   (Acquired 05/16/03; Cost
   $3,592,970)(c)(d)                                      216,000       10,584,904
                                                                    --------------
                                                                        46,143,364
                                                                    --------------
CYPRUS-1.09%
Bank of Cyprus PCL (Diversified Banks)(e)                 699,400       11,099,884
                                                                    --------------
FINLAND-1.31%
Nokian Renkaat Oyj (Tires & Rubber)(e)                    393,500       13,372,786
                                                                    --------------
FRANCE-0.58%
Rhodia S.A. (Specialty Chemicals)(e)(f)                   212,845        5,938,420
                                                                    --------------
GERMANY-5.60%
Continental A.G. (Tires & Rubber)(e)                       90,140        9,361,260
Deutsche Boerse A.G. (Specialized Finance)(e)             150,400       26,571,102
Puma A.G. Rudolf Dassler Sport (Footwear)
   (Acquired 06/02/03; Cost $398,309)(d)(e)                 3,935        1,420,701
Puma A.G. Rudolf Dassler Sport (Footwear)(e)               38,700       13,972,333
Symrise A.G. (Specialty Chemicals)(e)(f)                  240,000        6,004,204
                                                                    --------------
                                                                        57,329,600
                                                                    --------------
GREECE-3.84%
Intralot S.A. (Casinos & Gaming)(e)                     1,233,572       20,895,414
OPAP S.A. (Casinos & Gaming)  (Acquired
   07/14/03; Cost $2,090,216)(d)(e)                       196,000        6,854,836
OPAP S.A. (Casinos & Gaming)(e)                           133,630        4,673,530

                                                         SHARES          VALUE
                                                      -----------   --------------
GREECE-(CONTINUED)
Titan Cement Co. (Construction Materials)(e)              149,300   $    6,806,520
                                                                    --------------
                                                                        39,230,300
                                                                    --------------
HONG KONG-2.82%
Esprit Holdings Ltd. (Apparel Retail) (e)                 570,200        7,415,515
Hongkong Land Holdings Ltd. (Real Estate
   Management & Development)(e)                         2,226,000       10,623,694
Regal Hotels International Holdings Ltd.
   (Hotels, Resorts & Cruise Lines)(e)                154,162,000       10,833,196
                                                                    --------------
                                                                        28,872,405
                                                                    --------------
HUNGARY-1.63%
OTP Bank Nyrt. (Diversified Banks)(e)                     191,826        8,266,842
Richter Gedeon Nyrt. (Pharmaceuticals) (e)                 37,934        8,455,873
                                                                    --------------
                                                                        16,722,715
                                                                    --------------
INDIA-0.66%
Grasim Industries Ltd. (Construction
   Materials)(e)                                           89,900        6,782,734
                                                                    --------------
INDONESIA-1.20%
PT Astra International Tbk (Automobile
   Manufacturers)(e)                                    4,071,000       12,255,841
                                                                    --------------
IRELAND-2.42%
Anglo Irish Bank Corp. PLC (Diversified
   Banks)(e)                                            1,381,762       19,473,404
Smurfit Kappa Group PLC (Paper Packaging)(f)              388,907        5,270,716
                                                                    --------------
                                                                        24,744,120
                                                                    --------------
ISRAEL-1.66%
Israel Discount Bank -Class A (Diversified
   Banks)(e)(f)                                         6,678,391       16,999,795
                                                                    --------------
JAPAN-2.28%
EXEDY Corp. (Auto Parts & Equipment)(e)                   441,600       13,645,982
Suzuki Motor Corp. (Automobile
   Manufacturers)(b)                                      386,600        9,726,815
                                                                    --------------
                                                                        23,372,797
                                                                    --------------
MALAYSIA-1.13%
YTL Corp. Berhad (Multi-Utilities)(e)                   4,704,100       11,302,518
YTL Power International Berhad (Water
   Utilities)(e)                                          313,606          243,897
                                                                    --------------
                                                                        11,546,415
                                                                    --------------

AIM Global Aggressive Growth Fund

                                                         SHARES          VALUE
                                                      -----------   --------------
MEXICO-1.02%
America Movil S.A.B de C.V. -Series L -ADR
   (Wireless Telecommunication Services)                  173,500   $   10,394,385
                                                                    --------------
NETHERLANDS-2.87%
Koninklijke BAM Groep N.V. (Construction &
   Engineering)(e)                                        520,285        9,830,629
TomTom N.V. (Consumer Electronics) (b)(e)(f)              119,031        6,572,595
USG People N.V. (Human Resource &
   Employment Services)(b)(e)                             618,316       12,928,564
                                                                    --------------
                                                                        29,331,788
                                                                    --------------
NORWAY-1.33%
Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services)(e)                               631,180       13,615,618
                                                                    --------------
PHILIPPINES-1.32%
Ayala Corp. (Multi-Sector Holdings)(e)                    417,090        4,921,614
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders)(e)                52,181,000        7,811,143
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders)
   (Acquired 12/04/06; Cost $343,121)(d)(e)             5,262,000          787,686
                                                                    --------------
                                                                        13,520,443
                                                                    --------------
RUSSIA-2.51%
Vimpel-Communications -ADR (Wireless
   Telecommunication Services)                            745,298       25,668,063
                                                                    --------------
SOUTH AFRICA-2.07%
Standard Bank Group Ltd. (Diversified
   Banks) (e)                                           1,338,442       16,084,115
Telkom South Africa Ltd. (Integrated
   Telecommunication Services)(e)                         269,269        5,078,260
                                                                    --------------
                                                                        21,162,375
                                                                    --------------
SOUTH KOREA-2.11%
Daegu Bank (Regional Banks)(e)                            707,840       10,401,979
Hyundai Development Co. (Construction &
   Engineering)(e)(f)                                      89,200        6,424,750
Hyundai Mipo Dockyard Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks)(e)                                              24,900        4,781,132
                                                                    --------------
                                                                        21,607,861
                                                                    --------------
SWEDEN-1.28%
Oriflame Cosmetics S.A.-SDR (Personal
   Products)                                              149,350        8,145,937
Swedish Match A.B. (Tobacco)(e)                           222,700        4,923,986
                                                                    --------------
                                                                        13,069,923
                                                                    --------------
SWITZERLAND-4.18%
Baloise Holding A.G. (Multi-Line Insurance)
   (e)                                                     93,300        8,281,598
Sonova Holding A.G. (Health Care Equipment)
   (e)                                                    119,000       10,661,863

                                                         SHARES          VALUE
                                                      -----------   --------------
SWITZERLAND-(CONTINUED)
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals)                                              90,315   $   23,815,484
                                                                    --------------
                                                                        42,758,945
                                                                    --------------
TAIWAN-0.63%
Taiwan Mobile Co., Ltd. (Wireless
   Telecommunication Services)                          4,488,000        6,420,601
                                                                    --------------
THAILAND-1.00%
Siam Commercial Bank PCL (Diversified
   Banks)(e)                                            4,410,400       10,215,960
                                                                    --------------
TURKEY-0.92%
Tupras-Turkiye Petrol Rafinerileri A.S.
   (Oil & Gas Refining & Marketing)(e)                    367,305        9,423,641
                                                                    --------------
UNITED KINGDOM-9.15%
Bunzl PLC (Trading Companies &
   Distributors)(e)                                       799,533       10,067,370
Capita Group PLC (Human Resource &
   Employment Services)(e)                                856,451       11,220,857
Enterprise Inns PLC (Restaurants)(e)                      899,685        8,028,840
Homeserve PLC (Diversified Commercial &
   Professional Services) (e)                             161,200        5,352,247
IG Group Holdings PLC (Specialized Finance)               632,453        4,578,014
Inchcape PLC (Distributors)(e)                          1,200,600        8,943,912
Informa PLC (Publishing)(e)                             1,187,305        9,270,448
International Power PLC (Independent Power
   Producers & Energy Traders)                          1,845,000       14,639,178
Shire PLC (Pharmaceuticals)(e)                            789,500       14,077,064
United Business Media PLC (Publishing)(e)                 674,325        7,390,391
                                                                    --------------
                                                                        93,568,321
                                                                    --------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $403,620,686)                                              649,632,709
                                                                    --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-30.23%
AEROSPACE & DEFENSE-4.18%
Moog Inc. - Class A(f)                                    201,700        9,286,268
Precision Castparts Corp.                                  85,000        9,673,000
Rockwell Collins, Inc.                                    161,500       10,206,800
Spirit AeroSystems Holdings Inc. -Class A(f)              382,024       10,551,503
Teledyne Technologies Inc.(f)                              58,721        3,031,765
                                                                    --------------
                                                                        42,749,336
                                                                    --------------
APPAREL RETAIL-1.00%
Aeropostale, Inc.(f)                                      364,686       10,273,205
                                                                    --------------
APPLICATION SOFTWARE-1.67%
Amdocs Ltd.(f)                                            296,899        9,824,388
Autodesk, Inc.(f)                                         176,355        7,257,008
                                                                    --------------
                                                                        17,081,396
                                                                    --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Aggressive Growth Fund

                                                         SHARES          VALUE
                                                      -----------   --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.72%
Affiliated Managers Group, Inc.(b)(f)                      97,500   $    9,585,225
Waddell & Reed Financial, Inc. -Class A                   240,000        7,963,200
                                                                    --------------
                                                                        17,548,425
                                                                    --------------
CONSTRUCTION & ENGINEERING-0.61%
Chicago Bridge & Iron Co. N.V. -New York
   Shares                                                 140,000        6,228,600
                                                                    --------------
EDUCATION SERVICES-1.39%
Apollo Group, Inc. -Class A(f)                            178,195       14,209,269
                                                                    --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.72%
Thomas & Betts Corp.(f)                                   162,145        7,337,061
                                                                    --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.00%
Amphenol Corp. -Class A                                   255,000       10,184,700
                                                                    --------------
ELECTRONIC MANUFACTURING SERVICES-0.48%
Trimble Navigation Ltd.(f)                                187,025        4,946,811
                                                                    --------------
FOOTWEAR-0.60%
Crocs, Inc.(f)                                            175,000        6,088,250
                                                                    --------------
HEALTH CARE DISTRIBUTORS-0.86%
AmerisourceBergen Corp.                                   187,777        8,759,797
                                                                    --------------
HEALTH CARE FACILITIES-0.70%
VCA Antech, Inc.(f)                                       185,897        7,186,778
                                                                    --------------
HEALTH CARE SERVICES-0.83%
Pediatrix Medical Group, Inc.(f)                          125,000        8,511,250
                                                                    --------------
HOUSEHOLD PRODUCTS-1.39%
Clorox Co. (The)                                           72,017        4,416,083
Church & Dwight Co., Inc.(b)                              185,000        9,845,700
                                                                    --------------
                                                                        14,261,783
                                                                    --------------
INDUSTRIAL CONGLOMERATES-1.34%
McDermott International, Inc.(f)                          291,611       13,758,207
                                                                    --------------
INTERNET RETAIL-0.68%
Expedia, Inc.(f)                                          301,578        6,942,326
                                                                    --------------
INVESTMENT BANKING & BROKERAGE-0.68%
optionsXpress Holdings Inc.(b)                            255,000        6,915,600
                                                                    --------------
LIFE SCIENCES TOOLS & SERVICES-2.10%
Applera Corp.-Applied Biosystems Group                    291,151        9,179,991
Invitrogen Corp.(f)                                        82,140        7,036,934
Varian Inc.(f)                                             96,270        5,222,647
                                                                    --------------
                                                                        21,439,572
                                                                    --------------
MANAGED HEALTH CARE-1.88%
Health Net Inc.(f)                                        206,550        9,602,509

                                                         SHARES          VALUE
                                                      -----------   --------------
MANAGED HEALTH CARE-(CONTINUED)
Humana Inc.(f)                                            119,733   $    9,614,560
                                                                    --------------
                                                                        19,217,069
                                                                    --------------
MULTI-LINE INSURANCE-0.61%
Assurant, Inc.                                             96,965        6,292,059
                                                                    --------------
OIL & GAS EQUIPMENT & SERVICES-2.64%
Cameron International Corp.(f)                            170,000        6,844,200
Grant Prideco, Inc.(f)                                    148,950        7,414,731
Helix Energy Solutions Group Inc.(f)                      130,000        4,806,100
National-Oilwell Varco Inc.(f)                            132,000        7,950,360
                                                                    --------------
                                                                        27,015,391
                                                                    --------------
PERSONAL PRODUCTS-0.56%
Chattem, Inc.(f)                                           75,000        5,754,000
                                                                    --------------
SEMICONDUCTORS-0.34%
National Semiconductor Corp.                              190,000        3,501,700
                                                                    --------------
SPECIALIZED FINANCE-0.86%
Nasdaq Stock Market Inc.(f)                               190,868        8,831,462
                                                                    --------------
SYSTEMS SOFTWARE-0.78%
MICROS Systems, Inc.(f)                                   130,000        8,005,400
                                                                    --------------
TOBACCO-0.61%
UST Inc.                                                  119,660        6,217,534
                                                                    --------------
   Total Common Stocks & Other Equity Interests
      (Cost $271,146,395)                                              309,256,981
                                                                    --------------
MONEY MARKET FUNDS-5.88%
Liquid Assets Portfolio -Institutional
   Class(g)                                            30,085,764       30,085,764
Premier Portfolio -Institutional Class(g)              30,085,764       30,085,764
   Total Money Market Funds
      (Cost $60,171,528)                                                60,171,528
                                                                    --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.62%
   (Cost $734,938,609)                                               1,019,061,218
                                                                    --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-2.36%
Liquid Assets Portfolio -Institutional Class
   (Cost $24,155,289)(g)(h)                            24,155,289       24,155,289
                                                                    --------------
TOTAL INVESTMENTS-101.98%
   (Cost $759,093,898)                                               1,043,216,507
                                                                    --------------
OTHER ASSETS LESS LIABILITIES-(1.98)%                                  (20,268,507)
                                                                    --------------
NET ASSETS-100.00%                                                  $1,022,948,000
                                                                    ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

GDR -- Global Depositary Receipt

SDR -- Swedish Depositary Receipt

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Aggressive Growth Fund

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at January 31, 2008.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at January 31, 2008 represented 1.03% of the Fund's Net Assets. See Note 1A.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2008 was $19,648,127, which represented 1.92% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $470,366,543, which represented 45.98% of the Fund's Net Assets. See Note 1A.

(f)  Non-income producing security.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Aggressive Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Global Aggressive Growth Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Global Aggressive Growth Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                       VALUE        PURCHASES    PROCEEDS FROM      VALUE       DIVIDEND
FUND                 10/31/07        AT COST         SALES         01/31/08      INCOME
----               ------------   ------------   -------------   -----------   ----------
Liquid Assets
   Portfolio -
   Institutional
   Class            $20,944,381    $42,479,294   $(33,337,911)   $30,085,764    $344,501

Premier
   Portfolio-
   Institutional
   Class             20,944,381     42,479,294    (33,337,911)    30,085,764     347,416
                    -----------    -----------   ------------    -----------    --------
   SUBTOTAL         $41,888,762    $84,958,588   $(66,675,822)   $60,171,528    $691,917
                    ===========    ===========   ============    ===========    ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                           VALUE        PURCHASES    PROCEEDS FROM      VALUE       DIVIDEND
FUND                     10/31/07        AT COST         SALES         01/31/08      INCOME*
----                   ------------   ------------   -------------   -----------   ----------
Liquid Assets
   Portfolio -
   Institutional
   Class                $40,069,982   $ 51,592,014   $ (67,506,707)  $24,155,289    $ 58,981
                        -----------   ------------   -------------   -----------    --------
   TOTAL INVESTMENTS
      IN AFFILIATES     $81,958,744   $136,550,602   $(134,182,529)  $84,326,817    $750,898
                        ===========   ============   =============   ===========    ========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2008, securities with an aggregate value of $22,864,504 were on loan to brokers. The loans were secured by cash collateral of $24,155,289 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2008, the Fund received dividends on cash collateral investments of $58,981 for securities lending transactions, which are net of compensation to counterparties.

AIM Global Aggressive Growth Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $111,542,022 and $124,503,291, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS


Aggregate unrealized appreciation of investment securities     $326,078,728
Aggregate unrealized (depreciation) of investment securities    (42,022,687)
                                                               ------------
Net unrealized appreciation of investment securities           $284,056,041
                                                               ============

Cost of investments for tax purposes is $759,160,466.

                             AIM GLOBAL GROWTH FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008


                                                      [AIM INVESTMENTS LOGO]
                                                     - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM            GLG-QTR-1 1/08             A I M Advisors, Inc.

AIM GLOBAL GROWTH FUND

SCHEDULE OF INVESTMENTS (a)
January 31, 2008
(Unaudited)


                                                            SHARES         VALUE
                                                          ----------   --------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-64.35%
AUSTRALIA-1.67%
BHP Billiton Ltd. (Diversified Metals & Mining) (b)          196,947   $    6,616,298
                                                                       --------------
BELGIUM-3.22%
InBev N.V. (Brewers) (b)                                     111,640        9,195,331
KBC Groep N.V. (Diversified Banks) (b)                        28,136        3,588,037
                                                                       --------------
                                                                           12,783,368
                                                                       --------------
CANADA-1.96%
Manulife Financial Corp. (Life & Health Insurance)            72,993        2,754,864
Suncor Energy, Inc. (Integrated Oil & Gas)                    53,700        5,046,474
                                                                       --------------
                                                                            7,801,338
                                                                       --------------
DENMARK-1.41%
Novo Nordisk A.S. -Class B (Pharmaceuticals) (b)              88,898        5,585,419
                                                                       --------------
FRANCE-6.77%
Axa (Multi-Line Insurance) (b)                               131,105        4,494,581
BNP Paribas (Diversified Banks) (b)                           77,388        7,651,743
Cap Gemini S.A. (IT Consulting & Other Services) (b)          70,330        3,826,713
Schneider Electric S.A. (Electrical Components &
   Equipment) (b)                                             30,553        3,543,686
Total S.A. (Integrated Oil & Gas) (b)                        101,800        7,384,850
                                                                       --------------
                                                                           26,901,573
                                                                       --------------
GERMANY-9.17%
Bayer A.G. (Diversified Chemicals) (b)                        84,726        6,970,644
Commerzbank A.G. (Diversified Banks) (b)                     138,038        4,216,123
DaimlerChrysler A.G. (Automobile Manufacturers) (b)           69,780        5,459,277
MAN A.G. (Industrial Machinery) (b)                           29,505        3,664,816
Merck KGaA (Pharmaceuticals) (b)                              36,254        4,488,535
Puma A.G. Rudolf Dassler Sport (Footwear) (b)                 11,301        4,080,138
Siemens A.G. (Industrial Conglomerates) (b)                   58,156        7,536,268
                                                                       --------------
                                                                           36,415,801
                                                                       --------------
GREECE-0.97%
OPAP S.A. (Casinos & Gaming) (b)                             110,790        3,874,731
                                                                       --------------


                                                            SHARES         VALUE
                                                          ----------   --------------
HONG KONG-1.92%
Cheung Kong (Holdings) Ltd. (Real Estate Management
   & Development) (b)                                        253,000   $    4,103,294
Li & Fung Ltd. (Distributors) (b)                            916,000        3,522,956
                                                                       --------------
                                                                            7,626,250
                                                                       --------------
HUNGARY-0.46%
OTP Bank Nyrt. (Diversified Banks) (b)                        42,338        1,824,578
                                                                       --------------
INDIA-0.89%
Infosys Technologies Ltd. -ADR (IT Consulting &
   Other Services)                                            85,573        3,542,722
                                                                       --------------
IRELAND-2.32%
Anglo Irish Bank Corp. PLC (Diversified Banks) (b)           363,622        5,124,586
CRH PLC (Construction Materials)                             108,508        4,076,616
                                                                       --------------
                                                                            9,201,202
                                                                       --------------
ISRAEL-1.89%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                         163,254        7,516,214
                                                                       --------------
ITALY-2.55%
Eni S.p.A. (Integrated Oil & Gas) (b)                        195,585        6,303,995
Finmeccanica S.p.A. (Aerospace & Defense) (b)                127,654        3,822,578
                                                                       --------------
                                                                           10,126,573
                                                                       --------------
JAPAN-5.78%
IBIDEN Co., Ltd. (Electronic Equipment
   Manufacturers) (b)                                         72,500        4,691,234
Keyence Corp. (Electronic Equipment Manufacturers)            20,600        4,384,669
Komatsu Ltd. (Construction & Farm Machinery & Heavy
   Trucks) (b)                                               255,200        6,161,767
ORIX Corp. (Consumer Finance)                                 13,330        2,263,041
Toyota Motor Corp. (Automobile Manufacturers) (b)            100,300        5,458,903
                                                                       --------------
                                                                           22,959,614
                                                                       --------------
MEXICO-0.53%
Grupo Televisa S.A. -ADR (Broadcasting & Cable TV)            94,294        2,101,813
                                                                       --------------
NETHERLANDS-1.29%
TNT N.V. (Air Freight & Logistics) (b)                       138,813        5,142,515
                                                                       --------------
SOUTH AFRICA-0.65%
Standard Bank Group Ltd. (Diversified Banks) (b)             216,600        2,602,892
                                                                       --------------

AIM GLOBAL GROWTH FUND


                                                            SHARES         VALUE
                                                          ----------   --------------
SPAIN-2.01%
Banco Santander S.A. (Diversified Banks) (b)                 237,056   $    4,158,569
Telefonica S.A. (Integrated Telecommunication
   Services) (b)                                             130,050        3,808,515
                                                                       --------------
                                                                            7,967,084
                                                                       --------------
SWEDEN-1.09%
Assa Abloy A.B. -Class B (Building Products) (b)(c)          248,866        4,344,452
                                                                       --------------
SWITZERLAND-9.90%
Compagnie Financiere Richemont S.A. -Class A
   (Apparel, Accessories & Luxury Goods) (b)(d)               76,752        4,389,199
Credit Suisse Group (Diversified Capital Markets) (b)         78,873        4,469,623
Nestle S.A. (Packaged Foods & Meats)                          16,893        7,549,333
Roche Holding A.G. (Pharmaceuticals)                          49,254        8,922,958
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals)                                                 36,291        9,569,703
UBS A.G. (Diversified Capital Markets) (b)                   106,872        4,422,265
                                                                       --------------
                                                                           39,323,081
                                                                       --------------
TAIWAN-0.54%
Taiwan Semiconductor Manufacturing Co. Ltd.
   (Semiconductors) (b)                                    1,126,015        2,143,763
                                                                       --------------
UNITED KINGDOM-7.36%
Aviva PLC (Multi-Line Insurance) (b)                         336,685        4,217,101
Imperial Tobacco Group PLC (Tobacco)                         168,650        8,216,746
Reckitt Benckiser Group PLC (Household Products) (b)         107,411        5,622,697
Tesco PLC (Food Retail) (b)                                  506,648        4,227,210
WPP Group PLC (Advertising) (b)                              564,889        6,971,417
                                                                       --------------
                                                                           29,255,171
                                                                       --------------
   Total Foreign Common Stocks & Other Equity Interests
      (Cost $176,585,748)                                                 255,656,452
                                                                       --------------
DOMESTIC COMMON STOCKS-23.54%
AEROSPACE & DEFENSE-2.99%
General Dynamics Corp.                                        72,488        6,122,336
Precision Castparts Corp.                                     50,546        5,752,135
                                                                       --------------
                                                                           11,874,471
                                                                       --------------
APPAREL RETAIL-0.83%
TJX Cos., Inc. (The)                                         104,229        3,289,467
                                                                       --------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.26%
Coach, Inc. (e)                                               32,088        1,028,420
                                                                       --------------
BIOTECHNOLOGY-1.68%
Gilead Sciences, Inc. (e)                                    145,842        6,663,521
                                                                       --------------
COMMUNICATIONS EQUIPMENT-0.81%
Cisco Systems, Inc. (e)                                      131,020        3,209,990
                                                                       --------------


                                                            SHARES         VALUE
                                                          ----------   --------------
COMPUTER HARDWARE-0.74%
Dell Inc. (e)                                                146,052   $    2,926,882
                                                                       --------------
CONSTRUCTION & ENGINEERING-1.16%
Foster Wheeler Ltd. (e)                                       67,624        4,630,215
                                                                       --------------
CONSUMER ELECTRONICS-0.74%
Garmin Ltd.                                                   40,836        2,946,318
                                                                       --------------
DIVERSIFIED METALS & MINING-0.41%
Titanium Metals Corp. (c)                                     75,096        1,632,587
                                                                       --------------
EDUCATION SERVICES-1.03%
Apollo Group, Inc. -Class A (e)                               51,096        4,074,395
                                                                       --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.99%
Emerson Electric Co.                                          77,146        3,922,103
                                                                       --------------
FERTILIZERS & AGRICULTURAL CHEMICALS-0.50%
Mosaic Co. (The) (e)                                          21,664        1,971,641
                                                                       --------------
HEALTH CARE DISTRIBUTORS-0.53%
McKesson Corp.                                                33,618        2,110,874
                                                                       --------------
INTEGRATED OIL & GAS-0.76%
Occidental Petroleum Corp.                                    44,600        3,027,002
                                                                       --------------
INTERNET SOFTWARE & SERVICES-0.85%
eBay Inc. (e)                                                126,277        3,395,589
                                                                       --------------
INVESTMENT BANKING & BROKERAGE-0.51%
Goldman Sachs Group, Inc. (The)                               10,095        2,026,773
                                                                       --------------
MANAGED HEALTH CARE-0.87%
UnitedHealth Group Inc.                                       68,225        3,468,559
                                                                       --------------
OIL & GAS EQUIPMENT & SERVICES-1.01%
National-Oilwell Varco Inc. (e)                               66,371        3,997,525
                                                                       --------------
OIL & GAS REFINING & MARKETING-1.42%
Valero Energy Corp.                                           95,617        5,659,570
                                                                       --------------
PERSONAL PRODUCTS-0.75%
Estee Lauder Cos. Inc. (The) -Class A                         70,735        2,985,017
                                                                       --------------
PHARMACEUTICALS-1.90%
Johnson & Johnson                                             40,445        2,558,551
Merck & Co. Inc.                                             108,176        5,006,385
                                                                       --------------
                                                                            7,564,936
                                                                       --------------
SOFT DRINKS-1.00%
PepsiCo, Inc.                                                 58,079        3,960,407
                                                                       --------------
SYSTEMS SOFTWARE-1.80%
Microsoft Corp.                                              155,008        5,053,261
                                                                       --------------

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL GROWTH FUND


                                                            SHARES          VALUE
                                                          ----------   --------------
SYSTEMS SOFTWARE-(CONTINUED)
Oracle Corp. (e)                                             102,289   $    2,102,039
                                                                       --------------
                                                                            7,155,300
                                                                       --------------
   Total Domestic Common Stocks
      (Cost $86,153,996)                                                   93,521,562
                                                                       --------------
FOREIGN PREFERRED STOCKS-5.12%
BRAZIL-0.97%
Companhia de Bebidas das Americas -Pfd.-ADR
   (Brewers)                                                  54,177        3,850,901
                                                                       --------------
GERMANY-4.15%
Henkel KGaA -Pfd. (Household Products) (b)                   153,539        7,029,193
Porsche Automobil Holding S.E. -Pfd. (Automobile
   Manufacturers) (b)(c)                                       5,260        9,463,742
                                                                       --------------
                                                                           16,492,935
                                                                       --------------
   Total Foreign Preferred Stocks
      (Cost $10,792,649)                                                   20,343,836
                                                                       --------------
MONEY MARKET FUNDS-2.77%
Liquid Assets Portfolio -Institutional Class(f)            5,504,070        5,504,070
Premier Portfolio -Institutional Class(f)                  5,504,070        5,504,070
                                                                       --------------
   Total Money Market Funds
      (Cost $11,008,140)                                                   11,008,140
                                                                       --------------
TOTAL INVESTMENTS (excluding investments purchased with
   cash collateral from securities on loan)-95.78%
   (Cost $284,540,533)                                                    380,529,990
                                                                       --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-2.39%
Liquid Assets Portfolio -Institutional Class
   (Cost $9,477,804)(f)(g)                                 9,477,804        9,477,804
                                                                       --------------
TOTAL INVESTMENTS-98.17%
   (Cost $294,018,337)                                                    390,007,794
                                                                       --------------
OTHER ASSETS LESS LIABILITIES-1.83%                                         7,250,732
                                                                       --------------
NET ASSETS-100.00%                                                     $  397,258,526
                                                                       ==============

Investment Abbreviations:

ADR  --  American Depositary Receipt
Pfd. --  Preferred

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $206,204,234, which represented 51.91% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at January 31, 2008.

(d) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(e)  Non-income producing security.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM GLOBAL GROWTH FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM GLOBAL GROWTH FUND

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                               VALUE       PURCHASES      PROCEEDS        VALUE      DIVIDEND
FUND                          10/31/07      AT COST      FROM SALES      01/31/08     INCOME
----                        -----------   -----------   ------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $ 9,938,470   $18,302,887   $(22,737,287)  $ 5,504,070   $142,063
                            -----------   -----------   ------------   -----------   --------
Premier  Portfolio-
   Institutional Class        9,938,470    18,302,887    (22,737,287)    5,504,070    143,547
                            -----------   -----------   ------------   -----------   --------
   SUBTOTAL                 $19,876,940   $36,605,774   $(45,474,574)  $11,008,140   $285,610
                            ===========   ===========   ============   ===========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                VALUE      PURCHASES      PROCEEDS        VALUE      DIVIDEND
FUND                          10/31/07      AT COST      FROM SALES      01/31/08     INCOME*
----                        -----------   -----------   ------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $        --   $25,881,091   $(16,403,287)  $ 9,477,804   $ 79,720
                            -----------   -----------   ------------   -----------   --------
   Total Investments
      in Affiliates         $19,876,940   $62,486,865   $(61,877,861)  $20,485,944   $365,330
                            ===========   ===========   ============   ===========   ========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2008, securities with an aggregate value of $8,911,349 were on loan to brokers. The loans were secured by cash collateral of $9,477,804 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2008, the Fund received dividends on cash collateral investments of $79,720 for securities lending transactions, which are net of compensation to counterparties.

AIM GLOBAL GROWTH FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $49,696,344 and $59,960,690, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $108,279,127
Aggregate unrealized (depreciation) of investment securities    (13,138,436)
                                                               ------------
Net unrealized appreciation of investment securities           $ 95,140,691
                                                               ============

Cost of investments for tax purposes is $294,867,103.

                       AIM INTERNATIONAL CORE EQUITY FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com              I-ICE-QTR-1 1/08            A I M Advisors, Inc.

AIM INTERNATIONAL CORE EQUITY FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2008
(Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-98.19%
BRAZIL-0.72%
Companhia Energetica de Minas Gerais
   S.A. -ADR (Electric Utilities)                          30,500   $    485,865
Companhia Vale do Rio Doce -ADR
   (Diversified Metals & Mining) (b)                       27,525        825,200
Empresa Brasileira de Aeronautica S.A. -ADR
   (Aerospace & Defense) (b)                               21,400        928,760
Natura Cosmeticos S.A.
   (Personal Products)                                     49,300        471,687
Petroleo Brasileiro S.A. -ADR
   (Integrated Oil & Gas) (b)                              11,200      1,244,768
                                                                    ------------
                                                                       3,956,280
                                                                    ------------
CANADA-1.83%
Barrick Gold Corp. (Gold) (b)                             106,200      5,468,238
EnCana Corp. (Oil & Gas Exploration & Production)          70,100      4,619,815
                                                                    ------------
                                                                      10,088,053
                                                                    ------------
CHINA-0.13%
CNOOC Ltd. (Oil & Gas Exploration & Production) (c)       509,000        735,578
                                                                    ------------
DENMARK-1.47%
Danske Bank A.S. (Diversified Banks) (b)(c)               225,800      8,090,576
                                                                    ------------
EGYPT-0.09%
Orascom Telecom Holding S.A.E.
   -GDR (Wireless Telecommunication Services)               6,800        503,880
                                                                    ------------
FINLAND-4.22%
Nokia Oyj (Communications Equipment) (c)                  415,500     15,282,640
UPM-Kymmene Oyj (Paper Products) (c)                      422,700      8,003,320
                                                                    ------------
                                                                      23,285,960
                                                                    ------------
FRANCE-8.35%
Credit Agricole S.A. (Diversified Banks) (c)              237,760      7,323,249
Publicis Groupe (Advertising) (c)                         182,200      6,567,386
Sanofi-Aventis (Pharmaceuticals) (c)                      141,600     11,533,136
Societe Generale -ADR (Diversified Banks) (d)             144,000      3,547,771
Thomson (Consumer Electronics) (c)                        560,700      6,849,817
Total S.A. -ADR (Integrated Oil & Gas)                    140,700     10,240,146
                                                                    ------------
                                                                      46,061,505
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
GERMANY-3.10%
BASF S.E. (Diversified Chemicals) (c)                      61,175   $  8,010,483
Bayerische Motoren Werke A.G.
   (Automobile Manufacturers) (c)                         164,200      9,084,341
                                                                    ------------
                                                                      17,094,824
                                                                    ------------
HONG KONG-3.33%
Cheung Kong (Holdings) Ltd.
   (Real Estate Management & Development) (c)             334,000      5,416,997
China Resources Enterprise Ltd.
   (Distributors) (c)                                     106,000        353,950
Denway Motors Ltd. (Automobile Manufacturers) (c)       1,502,000        893,235
Hutchison Whampoa Ltd.
   (Industrial Conglomerates) (c)                       1,190,100     11,684,465
                                                                    ------------
                                                                      18,348,647
                                                                    ------------
INDIA-0.35%
Reliance Communications Ltd.
   (Wireless Telecommunication Services) (c)               40,900        628,876
Reliance Industries Ltd. (Oil & Gas Refining &
   Marketing) (c)                                           8,200        517,872
State Bank of India -GDR (Diversified Banks) (b)            7,150        807,337
                                                                    ------------
                                                                       1,954,085
                                                                    ------------
INDONESIA-0.27%
PT Astra International Tbk
   (Automobile Manufacturers) (c)                         262,000        788,757
PT Telekomunikasi Indonesia -Series B (Integrated
   Telecommunication Services) (c)                        677,000        685,438
                                                                    ------------
                                                                       1,474,195
                                                                    ------------
ISRAEL-0.30%
Makhteshim-Agan Industries Ltd.
   (Fertilizers & Agricultural Chemicals) (c)(e)          112,800        887,891
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                       16,500        759,660
                                                                    ------------
                                                                       1,647,551
                                                                    ------------
ITALY-1.52%
Eni S.p.A -ADR (Integrated Oil & Gas)                     130,068      8,393,288
                                                                    ------------
JAPAN-24.17%
Canon Inc. (Office Electronics) (c)                       299,100     12,912,582
East Japan Railway Co. (Railroads)                            565      4,671,134
FUJIFILM Holdings Corp.
   (Electronic Equipment Manufacturers) (c)               327,800     12,854,999

AIM INTERNATIONAL CORE EQUITY FUND

                                                         SHARES         VALUE
                                                      -----------   ------------
JAPAN-(CONTINUED)
Mitsubishi UFJ Financial Group, Inc.
   (Diversified Banks) (c)                              1,322,300   $ 13,099,546
Murata Manufacturing Co., Ltd.
   (Electronic Equipment Manufacturers) (c)               107,100      5,338,975
Nippon Telegraph and Telephone Corp.
   (Integrated Telecommunication Services) (c)              1,210      5,791,972
Nissan Motor Co., Ltd.
   (Automobile Manufacturers) (c)                         670,500      6,436,707
NOK Corp. (Auto Parts & Equipment) (b)                    280,800      5,678,330
NTT DoCoMo, Inc.
   (Wireless Telecommunication Services) (c)                4,210      6,625,535
Seven & I Holdings Co., Ltd.
   (Food Retail)                                          324,200      8,034,866
Shin-Etsu Chemical Co., Ltd.
   (Specialty Chemicals) (c)                               81,500      4,293,494
SMC Corp. (Industrial Machinery) (b)                       99,400     11,144,169
Sony Corp. -ADR (Consumer Electronics)                    200,560      9,524,594
Sumitomo Chemical Co., Ltd. (Diversified Chemicals)       909,000      6,437,895
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)          112,200      6,806,716
Tokyo Electron Ltd. (Semiconductor Equipment)             110,800      6,627,991
Toyota Motor Corp. (Automobile Manufacturers) (c)         129,900      7,069,906
                                                                    ------------
                                                                     133,349,411
                                                                    ------------
MEXICO-0.36%
Cemex S.A.B. de C.V. -CPO
   (Construction Materials) (e)(f)                        374,900      1,014,460
Fomento Economico Mexicano, S.A.B. de C.V. -ADR
   (Soft Drinks)                                           27,500        994,675
                                                                    ------------
                                                                       2,009,135
                                                                    ------------
NETHERLANDS-10.01%
Aegon N.V. (Life & Health Insurance) (c)                  877,600     13,100,073
Heineken N.V. (Brewers) (c)                               246,700     13,862,213
Koninklijke (Royal) Philips Electronics
   N.V. -New York Shares (Consumer Electronics)           130,650      5,147,610
TNT N.V. (Air Freight & Logistics) (c)                    303,450     11,241,714
Unilever N.V. (Packaged Foods & Meats) (c)                365,500     11,894,215
                                                                    ------------
                                                                      55,245,825
                                                                    ------------
NORWAY-1.08%
StatoilHydro A.S.A. (Integrated Oil & Gas) (c)            227,400      5,946,592
RUSSIA-0.48%
Evraz Group S.A. -GDR, REGS (Steel)
   (Acquired 03/28/07; Cost $425,465)(g)                   13,200        959,640
Gazprom -ADR (Integrated Oil & Gas) (c)                    22,800      1,102,865

                                                         SHARES         VALUE
                                                      -----------   ------------
RUSSIA-(CONTINUED)
LUKOIL -ADR (Integrated Oil & Gas) (d)                      9,000   $    607,500
                                                                    ------------
                                                                       2,670,005
                                                                    ------------
SOUTH AFRICA-0.39%
Barloworld Ltd. (Industrial Conglomerates) (c)             26,400        313,836
Massmart Holdings Ltd.
   (Hypermarkets & Super Centers) (c)                      62,900        576,819
Sasol Ltd. (Integrated Oil & Gas) (c)                      10,800        515,698
Standard Bank Group Ltd.
   (Diversified Banks) (c)                                 62,175        747,160
                                                                    ------------
                                                                       2,153,513
                                                                    ------------
SOUTH KOREA-0.89%
Daelim Industrial Co., Ltd.
   (Construction & Engineering)                             5,905        807,532
Hyundai Motor Co. (Automobile Manufacturers)               13,400      1,042,680
Kookmin Bank (Diversified Banks) (c)                        7,800        516,690
LG Electronics Inc. (Consumer Electronics) (c)              5,125        500,493
Lotte Shopping Co., Ltd. (Department Stores) (c)            2,075        732,859
POSCO (Steel) (c)                                           1,230        666,729
Samsung Electronics Co., Ltd. (Semiconductors) (c)          1,000        641,598
                                                                    ------------
                                                                       4,908,581
                                                                    ------------
SPAIN-1.03%
Repsol YPF, S.A. -ADR (Integrated Oil & Gas)              178,600      5,693,768
                                                                    ------------
SWEDEN-3.91%
Nordea Bank A.B. (Diversified Banks) (c)                  493,100      6,675,794
Telefonaktiebolaget LM Ericsson -Class B
   (Communications Equipment) (c)                       6,566,500     14,881,086
                                                                    ------------
                                                                      21,556,880
                                                                    ------------
SWITZERLAND-8.86%
Credit Suisse Group
   (Diversified Capital Markets) (c)                      195,100     11,056,044
Nestle S.A. (Packaged Foods & Meats)                       21,600      9,652,850
Novartis A.G. (Pharmaceuticals) (c)                       331,450     16,771,297
Zurich Financial Services A.G.
   (Multi-Line Insurance) (c)                              40,000     11,396,711
                                                                    ------------
                                                                      48,876,902
                                                                    ------------
TAIWAN-0.51%
AU Optronics Corp. -ADR (Electronic Equipment
   Manufacturers) (b)                                      34,785        577,083
Chinatrust Financial Holding Co. Ltd.
   (Diversified Banks) (c)(e)                             784,000        633,294
High Tech Computer Corp.
   (Computer Hardware) (c)                                 35,000        665,448
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR
   (Semiconductors)                                        97,950        908,976
                                                                    ------------
                                                                       2,784,801
                                                                    ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL CORE EQUITY FUND

                                                         SHARES         VALUE
                                                      -----------   ------------
THAILAND-0.21%
PTT PCL (Integrated Oil & Gas) (c)                        116,800   $  1,148,198
                                                                    ------------
TURKEY-0.14%
Turkiye Is Bankasi -Class C
   (Diversified Banks) (c)                                151,700        760,912
                                                                    ------------
UNITED KINGDOM-20.47%
BAE Systems PLC (Aerospace & Defense) (c)                 566,600      5,278,802
BP PLC (Integrated Oil & Gas) (c)                       1,420,100     15,064,272
Diageo PLC (Distillers & Vintners)                        452,800      9,112,433
GlaxoSmithKline PLC (Pharmaceuticals) (c)                 364,500      8,603,434
HSBC Holdings PLC -ADR (Diversified Banks) (b)            179,600     13,502,328
Kingfisher PLC (Home Improvement Retail) (c)            2,558,000      7,482,146
Lloyds TSB Group PLC (Diversified Banks) (c)              728,163      6,411,371
Morrison (William) Supermarkets PLC
   (Food Retail) (c)                                    1,783,000     10,674,134
Reed Elsevier PLC (Publishing) (c)                        450,018      5,437,698
Royal Bank of Scotland Group PLC
   (Diversified Banks) (c)                              1,110,900      8,487,009
Royal Dutch Shell PLC -ADR (Integrated Oil & Gas)          80,800      5,769,928
Vodafone Group PLC
   (Wireless Telecommunication Services) (c)            4,878,100     17,120,378
                                                                    ------------
                                                                     112,943,933
                                                                    ------------
   Total Foreign Common Stocks & Other Equity
   Interests
   (Cost $481,201,270)                                               541,682,878
                                                                    ------------
FOREIGN PREFERRED STOCKS-0.07%
BRAZIL-0.07%
   Banco Bradesco S.A., Pfd.,
      (Diversified Banks) -Rts. (e)                           364            826
   Banco Bradesco S.A., Pfd.
      (Diversified Banks)                                  14,700        395,010
                                                                    ------------
   Total Foreign Preferred Stocks
      (Cost $292,860)                                                    395,836
                                                                    ------------
MONEY MARKET FUNDS-0.62%
Liquid Assets Portfolio -Institutional Class(h)         1,710,989      1,710,989
Premier Portfolio -Institutional Class(h)               1,710,990      1,710,990
                                                                    ------------
   Total Money Market Funds
      (Cost $3,421,979)                                                3,421,979
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on
   loan)-98.88%
   (Cost $484,916,109)                                              $545,500,693
                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-5.34%
Liquid Assets Portfolio
   -Institutional Class
   (Cost $29,451,233)(h)(i)                            29,451,233     29,451,233
                                                                    ------------
TOTAL INVESTMENTS-104.22%
   (Cost $514,367,342)                                               574,951,926
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(4.22)%                                (23,277,275)
                                                                    ------------
NET ASSETS-100.00%                                                  $551,674,651
                                                                    ============

Investment Abbreviations:

ADR  -- American Depositary Receipt

CPO  -- Certificates of Ordinary Participation

GDR  -- Global Depositary Receipt

Pfd. -- Preferred

Rts. -- Rights

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at January 31, 2008.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $388,669,305, which represented 70.45% of the Fund's Net Assets. See Note 1A.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2008 was $4,155,271, which represented 0.75% of the Fund's Net Assets. See
     Note 1A.

(e)  Non-income producing security.

(f)  Each unit represents two Series A shares and one Series B share.

(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at January 31, 2008 represented 0.17% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL CORE EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM INTERNATIONAL CORE EQUITY FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM INTERNATIONAL CORE EQUITY FUND

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                              VALUE       PURCHASES    PROCEEDS FROM      VALUE     DIVIDEND
FUND                         10/31/07      AT COST         SALES        01/31/08     INCOME
----                       -----------   -----------   -------------   ----------   --------
Liquid Assets Portfolio-
   Institutional Class     $ 8,745,661   $17,323,262   $(24,357,934)   $1,710,989   $130,291
Premier Portfolio-
   Institutional Class       8,745,662    17,323,262    (24,357,934)    1,710,990    131,436
                           -----------   -----------   ------------    ----------   --------
SUBTOTAL                   $17,491,323   $34,646,524   $(48,715,868)   $3,421,979   $261,727
                           ===========   ===========   ============    ==========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                              VALUE        PURCHASES    PROCEEDS FROM      VALUE      DIVIDEND
FUND                         10/31/07       AT COST         SALES         01/31/08    INCOME *
----                       -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio-
   Institutional Class     $46,991,261   $ 96,949,620   $(114,489,648)  $29,451,233   $ 77,500
                           -----------   ------------   -------------   -----------   --------
   TOTAL INVESTMENTS
      IN AFFILIATES        $64,482,584   $131,596,144   $(163,205,516)  $32,873,212   $339,227
                           ===========   ============   =============   ===========   ========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2008, securities with an aggregate value of $28,674,833 were on loan to brokers. The loans were secured by cash collateral of $29,451,233 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2008, the Fund received dividends on cash collateral investments of $77,500 for securities lending transactions, which are net of compensation to counterparties.

AIM INTERNATIONAL CORE EQUITY FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $76,567,684 and $62,730,931, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 87,154,454
Aggregate unrealized (depreciation) of investment securities    (30,048,580)
                                                               ------------
Net unrealized appreciation of investment securities           $ 57,105,874
                                                               ============

Cost of investments for tax purposes is $517,846,052.

                          AIM INTERNATIONAL GROWTH FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               IGR-QTR-1 1/08             A I M Advisors, Inc.

AIM INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2008
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-84.88%
AUSTRALIA-1.47%
BHP Billiton Ltd. (Diversified Metals &
   Mining) (b)                                        1,611,179   $   54,126,439
BELGIUM-2.62%
InBev N.V. (Brewers) (b)                                821,230       67,641,361
KBC Groep N.V. (Diversified Banks) (b)                  228,027       29,079,093
                                                                  --------------
                                                                      96,720,454
                                                                  --------------
CANADA-3.32%
Canadian National Railway Co. (Railroads)               545,600       27,584,258
Canadian Natural Resources Ltd. (Oil & Gas
   Exploration & Production)                            429,900       27,484,147
Manulife Financial Corp. (Life & Health
   Insurance)                                           646,804       24,411,344
Suncor Energy, Inc. (Integrated Oil & Gas)              456,900       42,937,316
                                                                  --------------
                                                                     122,417,065
                                                                  --------------
DENMARK-1.22%
Novo Nordisk A.S. -Class B
   (Pharmaceuticals) (b)                                713,612       44,835,904
                                                                  --------------
FINLAND-0.78%
Nokia Oyj (Communications Equipment) (b)                792,269       28,695,719
                                                                  --------------
FRANCE-5.52%
Axa (Multi-Line Insurance) (b)                        1,047,135       35,898,196
BNP Paribas (Diversified Banks) (b)                     594,941       58,824,828
Cap Gemini S.A. (IT Consulting & Other
   Services) (b)(c)                                     539,284       29,342,881
Schneider Electric S.A. (Electrical
   Components & Equipment) (b)                          267,746       31,054,486
Total S.A. (Integrated Oil & Gas) (b)                   663,901       48,161,193
                                                                  --------------
                                                                     203,281,584
                                                                  --------------
GERMANY-10.31%
Bayer A.G. (Diversified Chemicals) (b)                  758,107       62,371,573
Commerzbank A.G. (Diversified Banks) (b)                933,565       28,514,065
Continental A.G. (Tires & Rubber) (b)                   225,430       23,411,457
Daimler A.G. (Automobile Manufacturers) (b)             746,341       58,390,402
Deutsche Boerse A.G. (Specialized Finance)
   (b)                                                  158,244       27,956,898
MAN A.G. (Industrial Machinery) (b)                     269,447       33,468,008
Merck KGaA (Pharmaceuticals) (b)                        320,186       39,641,589

                                                       SHARES          VALUE
                                                    -----------   --------------
GERMANY-(CONTINUED)
Puma A.G. Rudolf Dassler Sport (Footwear)
   (b)                                                  128,530   $   46,404,755
Siemens A.G. (Industrial Conglomerates) (b)             461,173       59,762,077
                                                                  --------------
                                                                     379,920,824
                                                                  --------------
GREECE-0.73%
OPAP S.A. (Casinos & Gaming) (b)                        766,840       26,819,197
                                                                  --------------
HONG KONG-3.77%
Esprit Holdings Ltd. (Apparel Retail) (b)             4,727,100       61,476,468
Hutchison Whampoa Ltd. (Industrial
   Conglomerates) (b)                                 4,829,000       47,411,378
Li & Fung Ltd. (Distributors) (b)                     7,840,000       30,152,809
                                                                  --------------
                                                                     139,040,655
                                                                  --------------
HUNGARY-0.41%
OTP Bank Nyrt. (Diversified Banks) (b)(c)               348,798       15,031,632
                                                                  --------------
INDIA-2.39%
Bharat Heavy Electricals Ltd. (Heavy
   Electrical Equipment) (b)                            880,585       46,243,681
Infosys Technologies Ltd. (IT Consulting &
   Other Services) (b)                                1,116,501       41,915,215
                                                                  --------------
                                                                      88,158,896
                                                                  --------------
INDONESIA-0.75%
PT Telekomunikasi Indonesia -Series B
   (Integrated Telecommunication Services)
   (b)                                               27,291,000       27,631,143
                                                                  --------------
IRELAND-1.86%
Anglo Irish Bank Corp. PLC (Diversified
   Banks) (b)(c)                                      2,580,426       36,366,378
CRH PLC (Construction Materials) (c)                    854,233       32,093,300
                                                                  --------------
                                                                      68,459,678
                                                                  --------------
ISRAEL-1.89%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                  1,512,906       69,654,192
                                                                  --------------
ITALY-2.15%
Eni S.p.A. (Integrated Oil & Gas) (b)                 1,343,483       43,302,454
Finmeccanica S.p.A. (Aerospace & Defense)
   (b)                                                1,206,270       36,121,552
                                                                  --------------
                                                                      79,424,006
                                                                  --------------
JAPAN-9.49%
Denso Corp. (Auto Parts & Equipment)                  1,112,100       40,166,140
FANUC Ltd. (Industrial Machinery)                       566,600       49,987,848
IBIDEN Co., Ltd. (Electronic Equipment
   Manufacturers) (b)                                   856,400       55,414,795

AIM INTERNATIONAL GROWTH FUND

                                                       SHARES          VALUE
                                                    -----------   --------------
JAPAN-(CONTINUED)
Keyence Corp. (Electronic Equipment
   Manufacturers)                                       175,100   $   37,269,686
Komatsu Ltd. (Construction & Farm Machinery
   & Heavy Trucks) (b)(c)                             2,438,400       58,874,814
ORIX Corp. (Consumer Finance) (c)                       139,370       23,660,915
Suzuki Motor Corp. (Automobile
   Manufacturers) (c)                                 1,385,900       34,869,098
Toyota Motor Corp. (Automobile
   Manufacturers) (b)                                   908,200       49,429,474
                                                                  --------------
                                                                     349,672,770
                                                                  --------------
MEXICO-2.85%
America Movil S.A.B de C.V. -Series L -ADR
   (Wireless Telecommunication Services)                942,533       56,467,152
Desarrolladora Homex S.A. de C.V. -ADR
   (Homebuilding) (d)                                   384,842       21,139,371
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                            655,293       14,606,481
Urbi, Desarrollos Urbanos, S.A. de C.V.
   (Homebuilding) (c)(d)                              3,635,200       12,854,803
                                                                  --------------
                                                                     105,067,807
                                                                  --------------
NETHERLANDS-2.37%
Heineken Holding N.V. (Brewers) (b)                     698,610       35,612,839
TNT N.V. (Air Freight & Logistics) (b)                1,397,118       51,758,117
                                                                  --------------
                                                                      87,370,956
                                                                  --------------
NORWAY-0.70%
Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services) (b)                          1,202,400       25,937,798
                                                                  --------------
SINGAPORE-2.65%
Keppel Corp. Ltd. (Industrial
   Conglomerates) (b)                                 6,322,000       51,684,347
United Overseas Bank Ltd. (Diversified
   Banks) (b)                                         3,729,000       46,170,335
                                                                  --------------
                                                                      97,854,682
                                                                  --------------
SOUTH AFRICA-0.74%
Standard Bank Group Ltd. (Diversified
   Banks) (b)(c)                                      2,266,407       27,235,511
                                                                  --------------
SOUTH KOREA-1.86%
Hana Financial Group Inc. (Diversified
   Banks)                                               850,090       41,454,617
Hyundai Heavy Industries Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks) (b)                                           79,699       27,093,966
                                                                  --------------
                                                                      68,548,583
                                                                  --------------
SPAIN-1.87%
Banco Santander S.A. (Diversified Banks) (b)          1,602,744       28,116,232
Telefonica S.A. (Integrated
   Telecommunication Services) (b)                    1,388,331       40,657,285
                                                                  --------------
                                                                      68,773,517
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
SWEDEN-1.50%
Assa Abloy A.B. -Class B (Building
   Products) (b)(c)                                   2,148,991   $   37,514,921
Swedish Match A.B. (Tobacco) (b)                        797,548       17,634,105
                                                                  --------------
                                                                      55,149,026
                                                                  --------------
SWITZERLAND-8.71%
Compagnie Financiere Richemont S.A. -Class
   A (Apparel, Accessories & Luxury Goods)
   (b)(e)                                               585,244       33,468,211
Credit Suisse Group (Diversified Capital
   Markets) (b)                                         598,659       33,925,170
Nestle S.A. (Packaged Foods & Meats)                    136,374       60,944,339
Roche Holding A.G. (Pharmaceuticals)                    485,454       87,945,867
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals)                                           275,091       72,539,725
UBS A.G. (Diversified Capital Markets) (b)              774,974       32,067,715
                                                                  --------------
                                                                     320,891,027
                                                                  --------------
TAIWAN-2.60%
Hon Hai Precision Industry Co., Ltd.
   (Electronic Manufacturing Services) (b)            9,866,088       53,384,003
MediaTek Inc. (Semiconductors)                        2,698,315       26,308,445
Taiwan Semiconductor Manufacturing Co. Ltd.
   (Semiconductors) (b)                               8,556,139       16,289,597
                                                                  --------------
                                                                      95,982,045
                                                                  --------------
TURKEY-0.68%
Akbank T.A.S. (Diversified Banks) (b)                 4,287,337       25,013,548
                                                                  --------------
UNITED KINGDOM-9.67%
Aviva PLC (Multi-Line Insurance) (b)                  2,286,416       28,638,184
Capita Group PLC (Human Resource &
   Employment Services) (b)                           2,303,993       30,185,937
Enterprise Inns PLC (Restaurants) (b)                 1,296,743       11,572,209
Imperial Tobacco Group PLC (Tobacco)                  1,112,927       54,222,583
Informa PLC (Publishing) (b)                          3,652,069       28,515,264
International Power PLC (Independent Power
   Producers & Energy Traders)                        4,885,633       38,765,123
Reckitt Benckiser Group PLC (Household
   Products) (b)                                        754,791       39,511,421
Shire PLC (Pharmaceuticals) (b)                       1,698,552       30,285,782
Tesco PLC (Food Retail) (b)                           3,940,841       32,880,350
WPP Group PLC (Advertising) (b)                       4,995,404       61,649,358
                                                                  --------------
                                                                     356,226,211
                                                                  --------------
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $2,278,952,489)                                     3,127,940,869
                                                                  --------------
FOREIGN PREFERRED STOCKS-5.30%
BRAZIL-1.68%
Companhia de Bebidas das Americas -Pfd.-ADR
   (Brewers)                                            410,483       29,177,131
Petroleo Brasileiro S.A. -Pfd.-ADR
   (Integrated Oil & Gas)                               351,783       32,824,872
                                                                  --------------
                                                                      62,002,003
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL GROWTH FUND

                                                       SHARES          VALUE
                                                    -----------   --------------
GERMANY-3.62%
Henkel KGaA -Pfd. (Household Products) (b)            1,133,085   $   51,873,943
Porsche Automobil Holding S.E. -Pfd.
   (Automobile Manufacturers) (b)(c)                     45,180       81,287,425
                                                                  --------------
                                                                     133,161,368
                                                                  --------------
      Total Foreign Preferred Stocks
         (Cost $111,259,242)                                         195,163,371
                                                                  --------------
MONEY MARKET FUNDS-7.35%
Liquid Assets Portfolio -Institutional
   Class(f)                                         135,428,218      135,428,218
Premier Portfolio -Institutional Class(f)           135,428,218      135,428,218
                                                                  --------------
      Total Money Market Funds
         (Cost $270,856,436)                                         270,856,436
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-97.53%
   (Cost $2,661,068,167)                                           3,593,960,676
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-4.17%
Liquid Assets Portfolio -Institutional Class
   (Cost $153,798,733)(f)(g)                        153,798,733      153,798,733
                                                                  --------------
TOTAL INVESTMENTS-101.70%
   (Cost $2,814,866,900)                                           3,747,759,409
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(1.70)%                                (62,748,885)
                                                                  --------------
NET ASSETS-100.00%                                                $3,685,010,524
                                                                  ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $2,363,735,487, which represented 64.14% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at January 31, 2008.

(d)  Non-income producing security.

(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM INTERNATIONAL GROWTH FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM INTERNATIONAL GROWTH FUND

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                       VALUE        PURCHASES    PROCEEDS FROM       VALUE       DIVIDEND
FUND                 10/31/07        AT COST         SALES         01/31/08       INCOME
----               ------------   ------------   -------------   ------------   ----------
Liquid Assets
   Portfolio -
   Institutional
   Class           $172,824,331   $100,351,556   $(137,747,669)  $135,428,218   $1,690,205

Premier
   Portfolio-
   Institutional
   Class            172,824,331    100,351,556    (137,747,669)   135,428,218    1,702,269
                   ------------   ------------   -------------   ------------   ----------
   SUBTOTAL        $345,648,662   $200,703,112   $(275,495,338)  $270,856,436   $3,392,474
                   ============   ============   =============   ============   ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                          VALUE        PURCHASES    PROCEEDS FROM       VALUE       DIVIDEND
FUND                    10/31/07        AT COST         SALES         01/31/08       INCOME*
----                  ------------   ------------   -------------   ------------   ----------
Liquid Assets
   Portfolio -
   Institutional
   Class              $178,106,614   $335,708,078   $(360,015,959)  $153,798,733   $  535,391
                      ------------   ------------   -------------   ------------   ----------
   TOTAL
      INVESTMENTS
      IN AFFILIATES   $523,755,276   $536,411,190   $(635,511,297)  $424,655,169   $3,927,865
                      ============   ============   =============   ============   ==========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2008, securities with an aggregate value of $149,964,797 were on loan to brokers. The loans were secured by cash collateral of $153,798,733 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2008, the Fund received dividends on cash collateral investments of $535,391 for securities lending transactions, which are net of compensation to counterparties.

AIM INTERNATIONAL GROWTH FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $378,082,235 and $333,919,730, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $994,827,851
Aggregate unrealized (depreciation) of investment securities    (68,415,711)
                                                               ------------
Net unrealized appreciation of investment securities           $926,412,140
                                                               ============

Cost of investments for tax purposes is $2,821,347,269.

Item 2. Controls and Procedures.

     (a) As of March 18, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 18, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 31, 2008


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 31, 2008


By:  /s/ Sidney M. Dilgren
     --------------------------------
     Sidney M. Dilgren
     Principal Financial Officer

Date: March 31, 2008

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                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.